Note 16 - Operating Segmentation	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
16.	Operating Segmentation:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services). The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of the business of the two operating segments. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments of the Canadian banking market. VersaBank obtains its deposits and provides the majority of its loans and leases electronically, with innovative deposit and lending solutions for financial intermediaries that allow them to excel in their core businesses.

DRTC (cybersecurity services) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly-owned subsidiary, DRT Cyber Inc. (“DRTC”), to pursue significant large-market opportunities in cybersecurity and develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by our chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of our consolidated financial statements, as disclosed in Note 3 of the Bank’s 2021 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

Following is information regarding the results of each reportable operating segment as at and three and six months ended April 30, 2022 and 2021:

(thousands of Canadian dollars)
for the three months ended	April 30, 2022				April 30, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$17,242	$-	$-	$17,242	$15,095	$-	$-	$15,095
Non-interest income	1	1,434	(42)	1,393	1	915	(41)	875
Total revenue	17,243	1,434	(42)	18,635	15,096	915	(41)	15,970

Provision for (recovery of) credit losses	78	-	-	78	(312)	-	-	(312)
	17,165	1,434	(42)	18,557	15,408	915	(41)	16,282

Non-interest expenses:
Salaries and benefits	5,586	1,140	-	6,726	4,525	428	-	4,953
General and administrative	3,761	300	(42)	4,019	2,237	187	(41)	2,383
Premises and equipment	659	363	-	1,022	598	408	-	1,006
	10,006	1,803	(42)	11,767	7,360	1,023	(41)	8,342

Income (loss) before income taxes	7,159	(369)	-	6,790	8,048	(108)	-	7,940

Income tax provision	1,744	103	-	1,847	2,153	43	-	2,196

Net income (loss)	$5,415	$(472)	$-	$4,943	$5,895	$(151)	$-	$5,744

Total assets	$2,692,510	$21,386	$(21,750)	$2,692,146	$2,139,974	$17,777	$(17,994)	$2,139,757

Total liabilities	$2,347,610	$23,727	$(20,605)	$2,350,732	$1,888,732	$20,508	$(16,849)	$1,892,391

(thousands of Canadian dollars)
for the six months ended	April 30, 2022				April 30, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$34,127	$-	$-	$34,127	$29,469	$-	$-	$29,469
Non-interest income	2	2,855	(83)	2,774	(16)	2,008	(69)	1,923
Total revenue	34,129	2,855	(83)	36,901	29,453	2,008	(69)	31,392

Provision for (recovery of) credit losses	80	-	-	80	(255)	-	-	(255)
	34,049	2,855	(83)	36,821	29,708	2,008	(69)	31,647

Non-interest expenses:
Salaries and benefits	11,025	1,784	-	12,809	9,223	760	-	9,983
General and administrative	7,243	483	(83)	7,643	4,299	492	(69)	4,722
Premises and equipment	1,241	710	-	1,951	1,168	556	-	1,724
	19,509	2,977	(83)	22,403	14,690	1,808	(69)	16,429

Income (loss) before income taxes	14,540	(122)	-	14,418	15,018	200	-	15,218

Income tax provision	3,706	203	-	3,909	4,006	178	-	4,184

Net income (loss)	$10,834	$(325)	$-	$10,509	$11,012	$22	$-	$11,034

Total assets	$2,692,510	$21,386	$(21,750)	$2,692,146	$2,139,974	$17,777	$(17,994)	$2,139,757

Total liabilities	$2,347,610	$23,727	$(20,605)	$2,350,732	$1,888,732	$20,508	$(16,849)	$1,892,391

While the Bank has operations in the US, primarily through its DRTC operations, as at April 30, 2022 substantially all of the Bank’s current earnings and assets are based in Canada.